Note 14 - Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2014	2015	2016
Income:
Net income/(loss)	2,896	(8,507)	1,052
Less: Deemed dividend for beneficial conversion feature of Series B convertible preferred stock	-	-	(1,403)
Net income/(loss) attributable to common shareholders	2,896	(8,507)	(351)

Earnings per share:
Weighted average common shares outstanding, basic	1,295,811	2,019,235	4,028,101

Effect of dilutive securities:
Warrants	278,533	-	-
Series B convertible preferred stock	-	-	-
Weighted average common shares outstanding, diluted	1,574,344	2,019,235	4,028,101

Basic earnings/(loss) per share	2.23	(4.21)	(0.09)
Diluted earnings/(loss) per share	1.84	(4.21)	(0.09)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2014	2015	2016
Warrants	-	-	1,041,337
Series B convertible preferred stock	-	-	102,310
Non- Vested shares	2,103		-
Potentially dilutive securities	2,103		1,143,647